Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2022
Nature of business and organization [Abstract]
Schedule of Condensed Balance Sheet
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Current assets	82,728,636	13,264,579	1,904,572
Property and equipment, net	24,385,762	23,132,180	3,321,394
Other noncurrent assets	493,404,511	630,494,750	90,528,494
Total assets	600,518,909	666,891,509	95,754,460
Total liabilities	(614,667,803)	(585,116,575)	(84,012,948)
Net assets	(14,148,894)	(81,771,934)	(11,741,512)
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Current liabilities:
Accounts payable	15,072,302	11,043,034	1,585,595
Deferred revenues	9,713,168	14,402	2,068
Other payables and accrued liabilities	9,240,553	16,654,682	2,391,334
Other payables – related parties	12,725,539	—	—
Current portion of shareholder loans	20,000,000	42,421,345	6,090,995
Operating lease liabilities	108,556	—	—
Taxes payable	5,858,717	4,913,881	705,551
Intercompany payable*	474,812,478	510,069,231	73,237,405
Total current liabilities	547,531,313	585,116,575	84,012,948
Non-current shareholder loan	67,136,490	—	—
Operating lease liabilities – noncurrent	—	—	—
Deferred tax liabilities, net	—	—	—
Total liabilities	614,667,803	585,116,575	84,012,948

*        Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement
	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Operating revenues	336,709,317	202,340,230	32,112,603	4,610,832
Gross profit	122,273,631	30,883,606	14,442,464	2,073,696
Income (loss) from operations	55,174,632	(25,262,236)	589,775	84,682
Net income (loss)	46,233,277	(159,401,372)	5,700,402	818,482

Schedule of Condensed Cash Flow Statement
	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Net cash provided by operating activities	127,238,346	44,560,277	29,324,687	4,210,534
Net cash (used in) provided by investing activities	(109,815,861)	(49,269,310)	5,043,123	724,108
Net cash (used in) provided by financing activities	(50,000)	2,929,456	(84,715,145)	(12,163,677)
Effect of exchange rate on cash and cash equivalents	1,479,386	(1,061,729)	11,795	1,694
Net increase/(decrease) in cash and cash equivalents	18,851,871	(2,841,306)	(50,335,540)	(7,227,341)
Cash and cash equivalents, beginning of year	40,397,850	59,249,721	56,408,415	8,099,304
Cash, cash equivalents and restricted cash, end of year	59,249,721	56,408,415	6,072,875	871,963

Schedule of cash, cash equivalents and restricted cash
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash and cash equivalents	59,249,721	55,965,855	6,072,875	871,963
Restricted cash	—	442,560	—	—
Total cash, cash equivalents and restricted cash	59,249,721	56,408,415	6,072,875	871,963